INCOME TAXES - US federal income tax rate (Details) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended		9 Months Ended				12 Months Ended		13 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Feb. 29, 2020	Feb. 28, 2019	Nov. 30, 2020	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2018	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2019
INCOME TAXES
US federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%		21.00%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S. federal tax benefit at statutory rate									$ (22,815)	$ (8,056)
State tax, net of federal benefit									(1,713)	(1,637)
Foreign rate differential									670	1,110
Tax credit carryforwards									(91)	(73)
Acquisition related adjustment									8	1
Earnings taxed at affiliate									15,961	6,914
Global intangible low-taxed income inclusion									197	563
Release of accrual for uncertain tax positions									(23)	(8,017)
Other									(1,074)	104
Change in valuation allowance									1,609	846
Total provision (benefit) for income taxes					$ 24,073		$ (2,800)		$ (7,271)	$ (8,245)	$ (8,245)